Income Taxes - Schedule of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Taxes Assets and Liabilities [Abstract]
Deferred income taxes assets	$ 547,014	$ 651,178
Deferred income taxes liabilities	(1,169,300)	(1,095,291)
Deferred income taxes	$ (622,286)	$ (444,113)